Loans (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Loan Composition

The composition of loans is summarized as follows:

	December 31,
	2013	2012

Unsecured	$509,598	$822,538
Cash Value	3,143,563	3,393,228
Residential Real Estate	21,754,221	24,604,432
Commercial Real Estate	180,747,485	185,352,416
Business Assets	2,474,070	2,621,853
Vehicles	1,539,830	1,686,508
Other	417,128	101,655
	210,585,895	218,582,630

Unearned loan fees	(1,116,166)	(932,468)
Allowance for loan losses	(6,231,422)	(5,389,613)
Loans, net	$203,238,307	$212,260,549

Allowances for Loan Losses and Loans Evaluated for Impairment

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2013, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Allowance for loan losses:
December 31, 2013
Beginning balance	$77,502	$17,054	$2,328,224	$2,259,106	$477,511	$230,216	$-	$5,389,613
Charge-offs	(199,798)	(17,054)	(1,365,116)	(945,223)	(305,374)	(150,885)	-	(2,983,450)
Recoveries	40,022	-	151,817	22,999	3,814	6,607	-	225,259
Provision	205,549	4,044	973,825	2,255,937	99,486	61,159	-	3,600,000
Ending balance	$123,275	$4,044	$2,088,750	$3,592,819	$275,437	$147,097	$-	$6,231,422

Ending balance - individually evaluated impairment	$-	$-	$1,289,098	$2,949,143	$114,703	$26,405	$-	$4,379,349

Loans:
Ending balance (1)	$509,598	$3,143,563	$21,754,221	$180,747,485	$2,474,070	$1,539,830	$417,128	$210,585,895

Ending balance - Loans individually evaluated for impairment	$27,219	$-	$10,904,128	$36,118,788	$899,772	$169,268	$-	$48,119,175

(1)	Loan balances presented are gross of unearned loan fees of $1,116,166.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2012, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Allowance for loan losses:
December 31, 2012
Beginning balance	$97,961	$16,727	$2,083,285	$2,480,770	$299,741	$176,021	$-	$5,154,505
Charge-offs	(25,523)	-	(605,011)	(1,051,727)	(2,087)	(9,633)	-	(1,693,981)
Recoveries	2,584	-	66,437	105,116	23,160	9,515	-	206,812
Provision	2,480	327	783,513	724,947	156,697	54,313	-	1,722,277
Ending balance	$77,502	$17,054	$2,328,224	$2,259,106	$477,511	$230,216	$-	$5,389,613

Ending balance - individually evaluated impairment	$11,060	$17,054	$1,645,625	$1,075,729	$293,697	$81,037	$-	$3,124,202

Loans:
Ending balance (1)	$822,538	$3,393,228	$24,604,432	$185,352,416	$2,621,853	$1,686,508	$101,655	$218,582,630

Ending balance - Loans individually evaluated for impairment	$40,017	$17,054	$13,001,107	$34,805,680	$561,091	$123,984	$-	$48,548,933

(1)	Loan balances presented are gross of unearned loan fees of $932,468.

Summary of Impaired Loans by Segment

Impaired loans by portfolio segment are as follows:

	As of December 31, 2013
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance

Unsecured	$27,219	$27,219	$-	$27,219	$-
Cash value	-	-	-	-	-
Residential real estate	12,940,008	3,515,254	7,388,874	10,904,128	1,289,098
Commercial real estate	38,270,017	21,538,743	14,580,045	36,118,788	2,949,143
Business assets	899,772	714,711	185,061	899,772	114,703
Vehicles	169,268	142,863	26,405	169,268	26,405
Other	-	-	-	-	-

	As of December 31, 2012
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance

Unsecured	$44,634	$28,957	$11,060	$40,017	$11,060
Cash value	19,543	-	17,054	17,054	17,054
Residential real estate	15,758,053	6,419,011	6,582,096	13,001,107	1,645,625
Commercial real estate	40,127,425	22,047,391	12,758,289	34,805,680	1,075,729
Business assets	657,529	92,819	468,272	561,091	293,697
Vehicles	165,850	5,529	118,455	123,984	81,037
Other	-	-	-	-	-

Summary of Interest Income from Impaired Loans

Interest income from impaired loans for the years ended December 31, 2013 and 2012, by portfolio segment, is as follows:

	Year ended December 31, 2013		Year ended December 31, 2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Unsecured	$32,645	$-	$52,549	$860
Cash value	3,411	-	17,054	-
Residential real estate	11,539,254	108,864	12,590,802	353,218
Commercial real estate	35,797,913	904,487	35,194,208	1,314,075
Business assets	762,259	47,704	605,742	32,322
Vehicles	157,616	15,003	134,690	7,582
Other	-	-	-	-

Summary of Delinquent Amounts by Portfolio Segments

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2013:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables

Unsecured	$467,752	$14,022	$-	$14,022	$27,824	$509,598
Cash value	3,143,563	-	-	-	-	3,143,563
Residential real estate	16,243,522	116,231	30,912	147,143	5,363,556	21,754,221
Commercial real estate	154,205,059	3,125,284	970,724	4,096,008	22,446,418	180,747,485
Business assets	1,531,414	35,471	-	35,471	907,185	2,474,070
Vehicles	1,296,111	16,542	-	16,542	227,177	1,539,830
Other	417,128	-	-	-	-	417,128

	$177,304,549	$3,307,550	$1,001,636	$4,309,186	$28,972,160	$210,585,895

Following are the delinquent amounts, by portfolio segment, as of December 31, 2012:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables

Unsecured	$802,020	$20,518	$-	$20,518	$-	$822,538
Cash value	3,373,835	19,393	-	19,393	-	3,393,228
Residential real estate	18,982,218	451,314	135,007	586,321	5,035,893	24,604,432
Commercial real estate	154,822,727	7,691,888	632,367	8,324,255	22,205,434	185,352,416
Business assets	1,555,326	387,218	-	387,218	679,309	2,621,853
Vehicles	1,533,528	145,902	-	145,902	7,078	1,686,508
Other	101,655	-	-	-	-	101,655

	$181,171,309	$8,716,233	$767,374	$9,483,607	$27,927,714	$218,582,630

Summary of Loans by Risk Rating

The following table presents the Company’s loans by risk rating, before unearned loan fees, at December 31, 2013:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total

Grade 1 (Prime)	$261	$27,689	$-	$-	$-	$-	$-	$27,950
Grade 2 (Superior)	12,841	10,990	-	-	-	-	-	23,831
Grade 3 (Acceptable-Average)	451,736	3,066,877	9,604,888	97,757,272	1,514,300	1,284,242	316,820	113,996,135
Grade 4 - Fair (Watch)	-	-	552,501	12,851,741	-	7,967	100,308	13,512,517
Grade 5 (Special Mention)	-	-	259,027	17,030,029	-	-	-	17,289,056
Grade 6 (Substandard)	44,760	38,007	11,264,273	53,108,443	819,054	247,621	-	65,522,158
Grade 7 (Doubtful)	-	-	73,532	-	140,716	-	-	214,248
Grade 8 (Loss)	-	-	-	-	-	-	-	-
	$509,598	$3,143,563	$21,754,221	$180,747,485	$2,474,070	$1,539,830	$417,128	$210,585,895

The following table presents the Company’s loans by risk rating at December 31, 2012:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total

Grade 1 (Prime)	$900	$27,496	$-	$-	$-	$-	$-	$28,396
Grade 2 (Superior)	16,163	220,824	-	339,757	-	3,969	-	580,713
Grade 3 (Acceptable-Average)	678,806	3,061,567	9,685,196	111,762,353	1,758,313	1,295,909	-	128,242,144
Grade 4 - Fair (Watch)	-	66,287	980,562	5,477,217	-	18,387	-	6,542,453
Grade 5 (Special Mention)	-	-	860,863	16,236,103	288,068	175,254	-	17,560,288
Grade 6 (Substandard)	126,669	-	13,077,811	51,536,986	575,472	192,989	101,655	65,611,582
Grade 7 (Doubtful)	-	-	-	-	-	-	-	-
Grade 8 (Loss)	-	17,054	-	-	-	-	-	17,054
	$822,538	$3,393,228	$24,604,432	$185,352,416	$2,621,853	$1,686,508	$101,655	$218,582,630

Summary of Company's TDRs Based on Performance

The Company’s TDRs as of December 31, 2013 and 2012 are presented below based on their status as performing or non-performing in accordance with the restructured terms:

	2013	2012

Performing TDRs	$16,853,620	$15,166,660
Non-performing TDRs	11,151,803	6,472,817
Total TDRs	$28,005,423	$21,639,477

TDRs Quantified by Loan Type and Classified Separately as Accrual and Non-Accrual

TDRs quantified by loan type and classified separately as accrual and non-accrual are presented below:

	December 31, 2013
	Accruing	Non-Accrual	Total

Unsecured	$-	$-	$-
Cash value	-	-	-
Residential real estate	5,453,980	1,468,952	6,922,932
Commercial real estate	11,389,424	9,682,851	21,072,275
Business assets	10,216	-	10,216
Vehicles	-	-	-
Other	-	-	-
Total TDRs	$16,853,620	$11,151,803	$28,005,423

	December 31, 2012
	Accruing	Non-Accrual	Total

Unsecured	$-	$-	$-
Cash value	-	-	-
Residential real estate	6,276,108	1,533,958	7,810,066
Commercial real estate	8,880,336	4,938,859	13,819,195
Business assets	10,216	-	10,216
Vehicles	-	-	-
Other	-	-	-
Total TDRs	$15,166,660	$6,472,817	$21,639,477

Summary of Types of Concessions Made

A summary of the types of concessions made as of December 31, 2013 and 2012 are presented in the table below:

	2013	2012

Lowered interest rate and/or payment amount	$12,356,916	$8,195,283
Interest only payment terms	1,554,410	3,434,438
Interest only & rate reduction	1,715,202	748,324
Waived interest and/or late fees	3,046,347	3,282,608
A&B note structure	5,319,880	1,429,139
Substitution of debtor	4,012,668	4,549,685
Total TDRs	$28,005,423	$21,639,477

Loans Modified as TDRs by Class and Related Recorded Investment

The following table presents loans modified as TDRs by class and related recorded investment, which includes accrued interest and fees on accruing loans, in those loans as of December 31, 2013 and 2012:

	2013		2012
	Number of	Recorded	Number of	Recorded
	Loans	Investment	Loans	Investment

Unsecured	-	$-	-	$-
Cash value	-	-	-	-
Residential real estate	12	9,784,635	9	7,865,546
Commercial real estate	29	18,445,184	20	13,881,050
Business assets	1	10,289	1	10,896
Vehicles	-	-	-	-
Other	-	-	-	-
Total TDRs	42	$28,240,108	30	$21,757,492

Summary of Loan Receivable

Changes in related party loans for the year ended December 31, 2013 are as follows:

Balance, beginning of year	$7,598,014
Advances	2,805,030
Repayments	(1,136,907)
Change in related parties	-
Balance, end of year	$9,266,137